Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2023			$ 214,824	$ 13,647	$ 2,513	$ 146,043	$ 131
Statement Line Items [Line Items]
Issued during the period			0
Share issue cost adjustment			0
Stock-based compensation (note 9)					204
Net income (loss)	$ 24,527					24,527
Dividends paid on common and preferred shares						(1,794)
Other comprehensive income (loss)							8
Balance, end of the period at Apr. 30, 2024	400,103	$ 228,471	214,824		2,717	168,776	139
Balance, beginning of the period at Jan. 31, 2024			214,824	13,647	2,645	157,845	73
Statement Line Items [Line Items]
Issued during the period			0
Share issue cost adjustment			0
Stock-based compensation (note 9)					72
Net income (loss)	11,828					11,828
Dividends paid on common and preferred shares						(897)
Other comprehensive income (loss)							66
Balance, end of the period at Apr. 30, 2024	400,103	228,471	214,824		2,717	168,776	139
Balance, beginning of the period at Oct. 31, 2024	399,203		215,610	0	2,485	181,238	(130)
Statement Line Items [Line Items]
Issued during the period			114,879
Share issue cost adjustment			(690)
Stock-based compensation (note 9)					55
Net income (loss)	16,672					16,672
Dividends paid on common and preferred shares						(1,626)
Other comprehensive income (loss)							(187)
Balance, end of the period at Apr. 30, 2025	528,306	329,799	329,799		2,540	196,284	(317)
Balance, beginning of the period at Jan. 31, 2025			330,489	$ 0	2,540	188,568	(302)
Statement Line Items [Line Items]
Issued during the period			0
Share issue cost adjustment			(690)
Stock-based compensation (note 9)					0
Net income (loss)	8,529					8,529
Dividends paid on common and preferred shares						(813)
Other comprehensive income (loss)							(15)
Balance, end of the period at Apr. 30, 2025	$ 528,306	$ 329,799	$ 329,799		$ 2,540	$ 196,284	$ (317)